Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
The Magna Group of Companies Retirement Savings Plans
Commitments and Contingencies
Commitments and Contingencies

8. Commitments and Contingencies

On April 30, 2020, a putative class action lawsuit was filed in the United States District Court, Eastern District of Michigan against Magna International of America, Inc. and its Board of Directors, the Magna International of America, Inc. Investment Committee, the United States Pension and Retirement Savings Committee, and several unnamed individuals (the Defendants). The Complaint alleges claims under the Employee Retirement Income Security Act of 1974 (ERISA) for breach of fiduciary duty and failure to monitor other fiduciaries with respect to the fees and expenses associated with investment options in the Magna Group of Companies Retirement Savings Plans. The plaintiffs seek various forms of relief, including damages and declaratory and injunctive relief. On March 27, 2023 the Court denied plaintiffs’ motion for class certification on the basis that the representative plaintiffs were poorly suited to represent the class but allowing plaintiffs to find alternative representatives. On April 26, 2023, plaintiffs filed a motion to substitute plaintiffs with alternative representatives. On June 5, 2023, the court issued an opinion - allowing in part and denying in part - Magna’s motion for summary judgment. On January 25, 2024, the Court granted class certification, approving of the plaintiffs’ alternative representative plaintiffs. On May 3, 2024, the parties attended a mandatory, court-ordered settlement conference and reached a settlement in principle of the class action. On January 10, 2025, the Court granted final approval of the settlement, maintaining class certification for settlement, and approving the plan of allocation for the settlement. Magna specifically denies and makes no admissions of liability or wrongdoing as a result of the settlement.